TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Significant Components of Provision for Income Taxes on Earnings
Significant components of the provision for income taxes on earnings for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current:
PRC	4,881	11,648	5,709
U.S.	-	93	-
Deferred:
PRC	1,030	(2,161)	(2,594)
U.S.	-	34	383
Provision for income tax expenses (benefits)	5,911	9,614	3,498

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities
The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31
	2017	2018
	RMB	RMB
Deferred tax asset:
Accrued expense	7,028	5,942
Allowance for doubtful accounts	47,593	45,032
Tax loss carried forward	359,908	259,740
Deferred advertising expense	670	472
Impairment of long-lived tangible assets	19,691	424
Total deferred tax assets	434,890	311,610
Valuation allowance	(403,485)	(278,437)
Deferred tax assets, net of valuation allowance	31,405	33,173

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	79,834	79,834
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(56,677)	(58,272)
- Unrealized profit of short-term investments	26	142
- Accelerated fixed assets depreciation	-	1,229
Total deferred tax liabilities	23,183	22,933
Deferred tax assets, net of valuation allowance and deferred tax liabilities	8,222	10,240

Summary of amounts and expiration dates of operating loss carryforward
The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2019	151,768
2020	83,692
2021	59,575
2022	31,845
2023 and thereafter	689,323
Total	1,016,203

Schedule of Roll-forward of Valuation Allowance
The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	530,358	536,838	403,485
Allowance made during the year	6,480	10,764	7,315
Decrease due to disposal/deregistration of subsidiaries	-	(120,069)	(23,595)
Reversals	-	(24,048)	(108,768)
Balance at end of the year	536,838	403,485	278,437

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes
Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2016	2017	2018
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	-	(6)%	(2)%
Tax effect of non-deductible expenses	(1)%	15%	9%
Tax effect of non-taxable income	1%	(13)%	(9)%
Tax effect of tax-exempt entities	(10)%	7%	0%
Tax effect of deemed profit	(1)%	0%	(2)%
Tax effect of short term investment	0%	0%	3%
Tax penalty	(4)%	2%	0%
Changes in valuation allowance	(29)%	(12)%	(16)%
Effective tax rate	(19)%	18%	8%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions
A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	23,648	25,323	24,619
Increases related to current tax positions	1,675	5,941	2,042
Decrease due to disposal of subsidiaries (Note 25)	-	(6,645)	-
Decrease due to deregistration of subsidiary	-	-	(415)
Unrecognized tax benefits, end of year	25,323	24,619	26,246